                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       BP Capital Management, L.P.
            ------------------------------------------
Address:    260 Preston Commons West
            ------------------------------------------
            8117 Preston Road
            ------------------------------------------
            Dallas, Texas 75225
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 Form 13F File Number: 28-10378
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert L. Stillwell
          --------------------------------------------
Title:    Managing Director
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Phone:    (214) 265-4165
          --------------------------------------------

Signature, Place, and Date of Signing:


/s/ Robert L. Stillwell              Dallas, TX                 February 9, 2005
-----------------------  ------------------------------------   ----------------
[Signature]                        [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                 17
                                              -----------------------

Form 13F Information Table Value Total:      $        454,961
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ARCH COAL INC          COM       039380-10-0    23,699      666,826   SH     N/A       SOLE           0       666,826   0        0
BHP
BILLITON LTD      SPONSORED ADR  088606-10-8    24,166    1,006,094   SH     N/A       SOLE           0     1,006,094   0        0
BP PLC            SPONSORED ADR  055622-10-4    15,711      269,022   SH     N/A       SOLE           0       269,022   0        0
CHEVRONTEXACO
CORP                   COM       166764-10-0    26,217      499,282   SH     N/A       SOLE           0       499,282   0        0
CONOCOPHILLIPS         COM       20825C-10-4    28,464      327,811   SH     N/A       SOLE           0       327,811   0        0
CONSOL ENERGY
INC                    COM       20854P-10-9    29,295      713,650   SH     N/A       SOLE           0       713,650   0        0
ENCANA CORP            COM       292505-10-4    25,082      439,570   SH     N/A       SOLE           0       439,570   0        0
EOG RES INC            COM       26875P-10-1    23,777      333,204   SH     N/A       SOLE           0       333,204   0        0
EXXON MOBIL
CORP                   COM       30231G-10-2    28,230      550,723   SH     N/A       SOLE           0       550,723   0        0
FORDING CDN
COAL TR              TR UNIT     345425-10-2    40,437      524,134   SH     N/A       SOLE           0       524,134   0        0
MASSEY ENERGY
CORP                   COM       576206-10-6    29,249      836,867   SH     N/A       SOLE           0       836,867   0        0
METHANEX CORP          COM       59151K-10-8    27,820    1,526,098   SH     N/A       SOLE           0     1,526,098   0        0
PEABODY ENERGY
CORP                   COM       704549-10-4    35,557      439,462   SH     N/A       SOLE           0       439,462   0        0
QUICKSILVER
RESOURCES
INC                    COM       74837R-10-4    23,760      646,000   SH     N/A       SOLE           0       646,000   0        0
SASOL LTD         SPONSORED ADR  803866-30-0    26,521    1,223,284   SH     N/A       SOLE           0     1,223,284   0        0
SHAW GROUP INC         COM       820280-10-5    19,815    1,110,100   SH     N/A       SOLE           0     1,110,100   0        0
SUNCOR ENERGY
INC                    COM       867229-10-6    27,161      767,263   SH     N/A       SOLE           0       767,263   0        0